Business Combinations	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Business Combinations
28.
Business Combinations
(a)
Acquisition of a karaoke platform company

In March 2022, the Group entered into a definitive agreement with M&E Mobile Limited (“M&E”), an associate of the Group which operates karaoke platform “Pokekara” in Japan, to acquire additional 25% of its equity interest at cash consideration of approximately US$39 million (equivalent to approximately RMB259 million). The acquisition was completed in April 2022. Upon completion of the acquisition, the Group held 55% of equity interest in M&E Mobile Limited and it became a non-wholly owned subsidiary of the Group.

As a result of the acquisition, the Group is expected to increase its presence in karaoke platforms in Japan. Goodwill arising from the acquisition was attributable to an increase in coverage of the karaoke market of Japan. The goodwill recognized was not expected to be deductible for income tax purpose.

As at the acquisition date, the fair value of the existing interest of the Group in M&E was RMB214 million and the fair value of the non-controlling interest of M&E was RMB213 million. The identifiable assets acquired and liabilities assumed at the acquisition date includes goodwill of RMB367 million, cash and cash equivalents of RMB75 million, accounts receivables of RMB13 million, intangible assets of RMB186 million, prepayments, deposits and other assets of RMB125 million and various liabilities assumed of RMB80 million.

The revenue and the results contributed by the acquiree to the Group subsequent to the acquisition were not material. The Group’s revenue and results for the year would not be materially different should the acquisition had occurred on January 1, 2022.

Transaction costs were not material and were charged to general and administrative expenses in the consolidated income statement during the year ended December 31, 2022.

(b)
Other business combination

During the year ended December 31, 2022, the Group acquired equity interests of a company with total considerations of RMB13 million. The revenue and the results contributed by the acquired subsidiary subsequent to the acquisition was not material to the Group. The Group’s revenue and results for the year would not be materially different should these acquisitions had occurred on 1 January 2022.